Derivative Financial Instruments - Effect of Designated Cash Flow Hedges on the Financial Statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign Currency Forward [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	$ 0.8	$ (0.5)	$ 0.5
Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	0.6	(1.1)	$ 1.1
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	3.5	0.4
Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(0.2)	$ 0.0
Cross Currency Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	(0.3)
Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	$ 0.3